--------------------------------------------------------------------------------
Alliance
Municipal
Trust
 - General Portfolio
--------------------------------------------------------------------------------

                             AllianceCapital [LOGO](R)

Semi-Annual Report
December 31, 1998
(unaudited)

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
December 31, 1998 (unaudited)       Alliance Municipal Trust - General Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                   Yield                        Value
--------------------------------------------------------------------------------
            MUNICIPAL BONDS-92.5%
            ALABAMA-3.5%
            Decatur Solid Waste IDB
            (Trico Steel Co. Project)
            AMT VRDN
$   25,000  3/01/26 (b).............       4.20%             $    25,000,000
            Decatur Solid Waste IDB
            (Trico Steel Co. Project)
            Series '97 AMT VRDN
     5,400  1/01/27 (b).............       4.20                    5,400,000
            Decatur Solid Waste IDB
            (Trico Steel Co. Project)
            Series '98 AMT VRDN
    17,000  1/01/27 (b).............       4.20                   17,000,000
                                                             ---------------
                                                                  47,400,000
                                                             ---------------
            ALASKA-1.2%
            Alaska IDA
            (Fairbanks Gold Mining
            Inc.) Series '97 AMT
            VRDN
    15,600  5/01/09 (b).............       4.05                   15,600,000
                                                             ---------------
            ARIZONA-0.9%
            Flagstaff IDA
            (Woodcrest Apts.)
            AMT VRDN
     7,855  2/01/24 (b).............       4.20                    7,855,000
            Phoenix IDA MFHR
            (Ventana Palms Apts.)
            Series '94 AMT VRDN
     5,000  2/01/24 (b).............       4.20                    5,000,000
                                                             ---------------
                                                                  12,855,000
                                                             ---------------
            ARKANSAS-3.5%
            Arkansas Development
            Finance Authority SFMR
            (Mortgage Backed
            Securities Program)
            Series '97 D-B
            AMT PPB
     3,230  3/01/99 (b).............       3.70                    3,230,000
            Arkansas Development
            Finance Authority SFMR
            (Mortgage Backed
            Securities Program)
            Series '98-B
            AMT PPB
     3,495  7/01/99 (b).............       3.75                    3,495,000
            Arkansas Hospital
            Equipment Finance
            Authority
            (AHA Pooled Financing
            Program)
            Series '98A VRDN
     4,000  11/01/28 (b)............       4.00                    4,000,000
            Clark County Solid Waste
            (Reynolds Metals Co.
            Project) Series '92 AMT
            VRDN
     9,900  8/01/22 (b).............       4.05                    9,900,000
            Clark County Solid Waste
            (Reynolds Metals Co.
            Project) Series '93
            AMT VRDN
     4,900  8/01/22 (b).............       4.05                    4,900,000
            Miller County
            (Tyson Foods, Inc.
            Project) Series '96 AMT
            VRDN
     7,500  11/01/21 (b)............       4.15                    7,500,000
            Union County Solid Waste
            (Deltic Timber/Temple
            Inland) AMT VRDN
    14,500  10/01/27 (b)............       4.20                   14,500,000
                                                             ---------------
                                                                  47,525,000
                                                             ---------------
            COLORADO-0.8%
            Douglas County MFHR
            (Autumn Chase Project)
            Series '85 VRDN
    10,950  7/01/06 (b).............       3.85                   10,950,000
                                                             ---------------
            DELAWARE-4.1%
            Delaware Economic
            Development Authority
            IDR
            (Delaware Clean Power
            Project) Series '97A
            AMT VRDN
    41,800  8/01/29 (b).............       4.20                   41,800,000
            Delaware Economic
            Development Authority
            IDR
            (Delmarva Power &
            Light) Series '88
            AMT VRDN
    13,300  10/01/17 (b)............       4.95                   13,300,000
                                                             ---------------
                                                                  55,100,000
                                                             ---------------

                                    Alliance Municipal Trust - General Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                   Yield                        Value
--------------------------------------------------------------------------------
            DISTRICT OF COLUMBIA-1.9%
            District of Columbia
            (Resources for the
            Future, Inc.)
            Series '98 VRDN
$    4,000  8/01/29 (b).............       4.10%             $     4,000,000
            District of Columbia
            HFA MFHR
            (Tyler Housing)
            AMT VRDN
    17,400  8/01/25 (b).............       4.30                   17,400,000
            District of Columbia
            HFA SFMR
            Home Mortgage Revenue
            Series '98B AMT
     3,895  6/23/99 ................       3.80                    3,895,000
                                                             ---------------
                                                                  25,295,000
                                                             ---------------
            FLORIDA-0.1%
            Alachua County IDR
            (Florida Rock Industries
            Inc.) AMT VRDN
     1,500  11/01/22 (b)............       4.05                    1,500,000
                                                             ---------------
            GEORGIA-0.9%
            Georgia HFA
            Series '98C-2 AMT PPB
     4,000  12/01/26 (b)............       3.25                    4,000,000
            Gwinett County IDA
            (Network Publications
            Project) Series '98 AMT
            VRDN
     1,000  3/01/08 (b).............       4.15                    1,000,000
            Savannah Economic
            Development Authority
            Facility Revenue
            (Georgia Kaolin)
            Series '97 AMT VRDN
     3,000  7/01/27 (b).............       4.15                    3,000,000
            Summerville IDA
            (Image Industries
            Project) Series '97
            AMT VRDN
     4,000  9/01/17 (b).............       4.15                    4,000,000
                                                             ---------------
                                                                  12,000,000
                                                             ---------------
            HAWAII-1.0%
            Hawaii Department of
            Budget & Finance
            (Wailuku River Hydro
            Project) Series '91
            AMT VRDN
    13,500  12/01/21 (b)............       4.85                   13,500,000
                                                             ---------------
            ILLINOIS-10.9%
            Aurora, Kane, Du Page,
            Will & Kendal
            Counties IDR
            (A & B Holdings LLC
            Project) Series '97A
            AMT VRDN
     1,240  10/01/27 (b)............       4.15                    1,240,000
            Aurora, Kane, Du Page,
            Will & Kendal
            Counties IDR
            (Yeomans Chicago
            Project) Series '98
            AMT VRDN
     5,700  11/01/28 (b)............       3.90                    5,700,000
            Chicago Airport Revenue
            (Northwest Airlines
            Project) Series B
            AMT VRDN
    16,800  2/01/24 (b).............       5.00                   16,800,000
            Chicago Airport Revenue
            (O'Hare International
            Airport)
            Series '84A VRDN
     1,550  1/01/15 (b).............       4.00                    1,550,000
            Chicago Airport Revenue
            (O'Hare International
            Airport) Series '88A
            AMT VRDN
    24,200  1/01/18 (b).............       4.05                   24,200,000
            Chicago IDR
            (BTI, Inc. Project)
            Series A AMT VRDN
     3,800  9/01/27 (b).............       4.35                    3,800,000
            Elmhurst Hospital
            Revenue
            (Joint Comm. Health
            Org.) Series '88 VRDN
     4,000  7/01/18 (b).............       4.05                    4,000,000
            Franklin Park IDR
            (Maclean-Fogg Co.
            Project) Series '95 AMT
            VRDN
     5,000  2/01/07 (b).............       4.15                    5,000,000

                                    Alliance Municipal Trust - General Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                   Yield                        Value
--------------------------------------------------------------------------------
            Illinois Development
            Finance Authority
            (Tajon Warehousing
            Corp.) Series A
            AMT VRDN
$    3,200  1/01/10 (b).............       4.15%             $     3,200,000
            Illinois Development
            Finance Authority
            (Valspar Corp.)
            Series '95 AMT VRDN
     6,000  8/01/15 (b).............       4.20                    6,000,000
            Illinois Development
            Finance Authority IDR
            (Landcomp Corp. Project)
            Series '98A AMT VRDN
     4,699  7/01/18 (b).............       4.20                    4,699,000
            Illinois Development
            Finance Authority IDR
            (R.A. Zweig, Inc. Project)
            Series '98 AMT VRDN
     7,130  6/01/18 (b).............       4.10                    7,130,000
            Illinois Development
            Finance Authority MFHR
            (Lakeview Partners 1)
            Series '98 AMT VRDN
     5,350  1/01/28 (b).............       4.15                    5,350,000
            Illinois Development
            Finance Authority PCR
            (Illinois Power Project)
            Series '87C AMT
            VRDN
    24,100  3/01/17 (b).............       3.75                   24,100,000
            Illinois Health Facility
            Authority
            (Healthcorp Affiliates)
            Series '85B VRDN
     8,000  11/01/15 (b)............       3.95                    8,000,000
            Illinois Health Facility
            Authority
            (Northwest Community
            Hospital)
            Series '85C VRDN
     7,700  10/01/15 (b)............       3.55                    7,700,000
            Illinois Housing
            Development Authority
            (Homeowner Mortgage
            Revenue) Series '98D-3
            AMT PPB
     9,000  2/01/29 (b).............       3.70                    9,000,000
            Lake County IDB
            (Okamato Corp.)
            Series '85 AMT VRDN
     3,100  10/01/15 (b)............       5.10                    3,100,000
            Madison County PCR
            (Shell Oil/Wood River
            Project) Series '97
            AMT VRDN
     3,000  4/01/32 (b).............       5.20                    3,000,000
            Rock Island
            (Quad City International
            Airport Project)
            Series '98 VRDN
     2,730  12/01/18 (b)............       3.95                    2,730,000
                                                             ---------------
                                                                 146,299,000
                                                             ---------------
            INDIANA-4.5%
            Columbia City
            (Precision Plastics
            Project) Series '97 AMT
            VRDN
     3,700  11/30/17 (b)............       4.15                    3,700,000
            Gibson County PCR
            (Toyota Motor
            Manufacturing Project)
            Series '97 AMT VRDN
    10,000  10/01/27 (b)............       4.15                   10,000,000
            Gibson County PCR
            (Toyota Motor
            Manufacturing Project)
            Series '98 AMT VRDN
     8,500  1/01/28 (b).............       4.15                    8,500,000
            Indiana Development
            Finance Authority
            (USX Corp. Project) PPB
     9,700  12/01/22 (b)............       3.00                    9,700,000
            Indiana Development
            Finance Authority IDR
            (CC Cook & Son
            Lumber Project)
            Series '98 AMT VRDN
     1,500  4/01/11 (b).............       4.15                    1,500,000
            Petersburg
            (Indiana Power & Light)
            Series C AMT VRDN
    23,700  12/01/29 (b)............       4.20                   23,700,000

                                    Alliance Municipal Trust - General Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                   Yield                        Value
--------------------------------------------------------------------------------
            Princeton IDA
            (Orion Denki America,
            Inc. Project) Series '87
            AMT VRDN
$    3,545  5/01/17 (b).............       5.35%             $     3,545,000
                                                             ---------------
                                                                  60,645,000
                                                             ---------------
            KENTUCKY-2.2%
            Bowling Green IDR
            (Woodcraft Industries,
            Inc.) Series '95
            AMT VRDN
     5,400  3/01/25 (b).............       4.35                    5,400,000
            Hopkinsville IDR
            (American Precision)
            AMT VRDN
     3,000  5/01/00 (b).............       5.25                    3,000,000
            Jefferson County IDR
            (Strawberry Lane
            Venture) AMT VRDN
     2,630  7/01/19 (b).............       4.20                    2,630,000
            Kentucky Development
            Finance Authority
            (Hesco Project)
            AMT VRDN
     5,800  2/01/08 (b).............       4.00                    5,800,000
            Kentucky Rural
            Economic Development
            Authority
            (Heaven Hill Project)
            AMT VRDN
     2,400  10/01/16 (b)............       4.20                    2,400,000
            Louisville & Jefferson
            Airport Authority
            Series '97AA-1 AMT
            VRDN
     5,000  6/30/02 (b).............       4.15                    5,000,000
            Perry County Solid
            Waste Disposal
            Revenue
            (TJ International Project)
            Series '98 AMT
            VRDN
     3,355  9/01/28 (b).............       4.25                    3,355,000
            Warsaw Industrial
            Building
            (SDI Operating Partners)
            Series '88 AMT VRDN
     1,650  8/01/09 (b).............       4.10                    1,650,000
                                                             ---------------
                                                                  29,235,000
                                                             ---------------
            LOUISIANA-3.6%
            Calcasieu Parish IDR
            (Hydroserve Westlake)
            VRDN
     4,400  6/01/25 (b).............       4.30                    4,400,000
            Iberville Parish IDR
            (Dow Chemical Project)
            AMT VRDN
     7,500  8/01/01 (b).............       4.20                    7,500,000
            Lincoln Parish Solid
            Waste
            (Willamette Industries
            Project) Series '96
            AMT VRDN
     6,700  4/01/26 (b).............       4.20                    6,700,000
            Louisiana Public
            Facilities Authority
            (Hospital Equipment
            Finance Program)
            Series '85A VRDN
    17,900  12/01/05 (b)............       4.05                   17,900,000
            Parish of Lincoln
            (Willamette Industries
            Project) Series '95
            AMT VRDN
    11,500  9/01/25 (b).............       4.20                   11,500,000
                                                             ---------------
                                                                  48,000,000
                                                             ---------------
            MAINE-0.4%
            Maine Finance Authority
            (William Arthur, Inc.)
            Series '97 AMT VRDN
     1,500  10/01/12 (b)............       4.05                    1,500,000
            Regional Waste
            System SWR
            Series 0 AMT VRDN
     4,500  7/01/09 (b).............       4.20                    4,500,000
                                                             ---------------
                                                                   6,000,000
                                                             ---------------
            MICHIGAN-0.1%
            Michigan Strategic Fund
            (Donnelly Corp. Project)
            Series A AMT VRDN
     2,000  3/01/10 (b).............       4.25                    2,000,000
                                                             ---------------
            MISSISSIPPI-0.6%
            Mississippi Business
            Finance Corp. SWR
            (Red Hills Project)
            Series '98 AMT VRDN
     8,000  10/01/28 (b)............       4.20                    8,000,000
                                                             ---------------

                                    Alliance Municipal Trust - General Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                   Yield                        Value
--------------------------------------------------------------------------------
            MISSOURI-0.8%
            Missouri Housing
            Development
            Commission SFMR
            (Homeownership Loan)
            Series '98C AMT
            PPB
$      960  4/01/99 (b).............       3.90%             $       960,000
            St. Louis TRAN
            (General Revenue Fund)
            Series '98
     9,500  6/30/99 ................       3.65                    9,538,851
                                                             ---------------
                                                                  10,498,851
                                                             ---------------
            MONTANA-1.2%
            Montana Board of
            Investments PCR
            (Colstrip Project)
            Series '89A AMT
            VRDN
    16,200  12/30/15 (b)............       4.05                   16,200,000
                                                             ---------------
            NEBRASKA-0.9%
            Stanton County IDR
            (Nucor Corp. Project)
            Series '96 AMT
            VRDN
     8,800  11/01/26 (b)............       4.20                    8,800,000
            York County IDR
            (Epco Carbondioxide
            Products) Series '98
            AMT VRDN
     3,000  9/01/08 (b).............       4.25                    3,000,000
                                                             ---------------
                                                                  11,800,000
                                                             ---------------
            NEVADA-0.7%
            Director Department
            Business & Industry IDR
            (575 Mill St. LLC
            Project) Series A
            VRDN
     3,500  12/01/28 (b)............       4.25                    3,500,000
            Nevada Housing
            Division
            (Multi-unit Housing
            Revenue, Cheyenne
            Villas Project)
            Series I VRDN
     6,080  4/01/31 (b).............       4.05                    6,080,000
                                                             ---------------
                                                                   9,580,000
                                                             ---------------
            NEW HAMPSHIRE-1.3%
            New Hampshire HFA
            MFHR
            (Countryside Ltd.
            Project) Series '94
            AMT VRDN
    11,605  7/01/24 (b).............       4.05                   11,605,000
            New Hampshire IDA
            (SCI Manufacturing, Inc.)
            Series '89 AMT VRDN
     5,700  6/01/14 (b).............       4.30                    5,700,000
                                                             ---------------
                                                                  17,305,000
                                                             ---------------
            NEW JERSEY-0.9%
            Jersey City BAN
            (School Promissory
            Notes) Series '98
     8,200  9/17/99 ................       3.44                    8,232,032
            Jersey City BAN
            (Water Notes) Series '98
     4,500  9/17/99 ................       3.44                    4,517,578
                                                             ---------------
                                                                  12,749,610
                                                             ---------------
            NORTH CAROLINA-0.6%
            Agricultural Finance
            Authority
            (Cittero USA Corp.)
            Series '98 AMT
            VRDN
     5,000  3/01/13 (b).............       4.15                    5,000,000
            Johnston County IDA
            (Mebane Packaging
            Corp.) Series '92
            AMT VRDN
     2,700  6/01/03 (b).............       4.15                    2,700,000
                                                             ---------------
                                                                   7,700,000
                                                             ---------------
            NORTH DAKOTA-1.1%
            North Dakota HFA
            SFMR
            Home Mortgage Revenue
            Series '98D AMT
    15,000  11/01/99 ...............       3.80                   15,121,782
                                                             ---------------
            OHIO-2.0%
            Ohio Air Quality
            Development Authority
            PCR
            (JMG Funding
            Partnership) Series '94B
            AMT VRDN
    12,000  4/01/28 (b).............       4.25                   12,000,000

                                    Alliance Municipal Trust - General Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                   Yield                        Value
--------------------------------------------------------------------------------
            Ohio Housing Finance
            Agency
            Residential Mortgage
            Revenue Series '98A-3
            AMT PPB
$    7,375  3/01/99 (b).............       3.80%             $     7,375,000
            Ohio Water Development
            Authority
            (Phillips Morris Co.)
            Series '97 VRDN
     7,500  9/01/18 (b).............       4.05                    7,500,000
                                                             ---------------
                                                                  26,875,000
                                                             ---------------
            OKLAHOMA-0.1%
            Broken Arrow
            (Paragon Films Project)
            AMT VRDN
     1,000  8/01/04 (b).............       4.38                    1,000,000
                                                             ---------------
            OREGON-2.6%
            Oregon Economic
            Development Authority
            (Toyo Tanso USA)
            Series CXLVII
            AMT VRDN
     3,000  2/01/12 (b).............       4.38                    3,000,000
            Oregon Economic
            Development Authority
            IDR
            (JAE Oregon Inc.
            Project) Series '89
            AMT VRDN
     5,500  3/01/99 (b).............       4.38                    5,500,000
            Oregon Economic
            Development Corp. IDR
            (McFarland Cascade
            Project) AMT VRDN
     1,690  11/01/16 (b)............       4.25                    1,690,000
            Oregon HFA SFMR
            Mortgage Revenue
            Series '98I AMT PPB
     4,350  12/01/99 (b)............       3.15                    4,350,000
            Port of Portland IDR
            (Portland Bulk Terminals)
            Series '96 AMT
            VRDN
    20,000  10/01/25 (b)............       4.10                   20,000,000
                                                             ---------------
                                                                  34,540,000
                                                             ---------------
            PENNSYLVANIA-5.3%
            Cambria County IDA
            (Cambria Cogen Co.
            Project) Series '98A-1
            AMT VRDN
    27,000  12/01/28 (b)............       4.05                   27,000,000
            Delaware County IDA
            COP
            (Cliff House Assisted)
            Series '97 AMT
            VRDN
    11,000  8/01/12 (b).............       4.30                   11,000,000
            Montgomery County
            (PA Higher Education &
            Health Loan)
            Series '96A VRDN
    16,870  4/01/17 (b).............       4.10                   16,870,000
            Philadelphia TRAN
    17,000  6/30/99 ................       3.64                   17,049,683
                                                             ---------------
                                                                  71,919,683
                                                             ---------------
            SOUTH CAROLINA-5.1%
            Berkeley County IDB
            (Nucor Corp. Project)
            Series '95 AMT
            VRDN
    16,500  9/01/28 (b).............       4.20                   16,500,000
            Berkeley County IDB
            (Nucor Corp. Project)
            Series '96 AMT
            VRDN
    25,000  3/01/29 (b).............       4.20                   25,000,000
            Berkeley County IDR
            (Nucor Corp. Project)
            Series '97 AMT
            VRDN
     5,000  4/01/30 (b).............       4.20                    5,000,000
            Berkeley County IDR
            (Nucor Corp. Project)
            Series '97 AMT
            VRDN
     7,500  4/01/31 (b).............       4.20                    7,500,000
            Marlboro County Solid
            Waste Revenue
            (Willamette Industries)
            Series '96 AMT
            VRDN
    15,000  8/01/15 (b).............       4.20                   15,000,000
                                                             ---------------
                                                                  69,000,000
                                                             ---------------

                                    Alliance Municipal Trust - General Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                   Yield                        Value
--------------------------------------------------------------------------------
            TENNESSEE-6.9%
            Fayetteville & Lincoln
            County IDR
            (V.A.W. of America
            Project) Series '97
            AMT VRDN
$    2,800  10/01/12 (b)............       4.20%             $     2,800,000
            Memphis-Shelby County
            Airport Revenue
            Series '96B AMT
            VRDN
    28,700  3/01/14 (b).............       4.15                   28,700,000
            Memphis-Shelby
            County Airport
            Revenue
            Series '96B-2 AMT
            VRDN
     5,700  3/01/10 (b).............       4.15                    5,700,000
            Volunteer State
            Student Loan
            (Student Funding Corp.)
            Series '87A-2 AMT
            VRDN
     4,300  12/01/17 (b)............       4.50                    4,300,000
            Volunteer State
            Student Loan
            (Student Funding Corp.)
            Series '87A-3 AMT
            VRDN
    46,300  12/01/17 (b)............       4.50                   46,300,000
            Volunteer State
            Student Loan
            (Student Funding Corp.)
            Series '88A-2 AMT
            VRDN
     5,100  12/01/23 (b)............       4.10                    5,100,000
                                                             ---------------
                                                                  92,900,000
                                                             ---------------
            TEXAS-5.1%
            Austin Airport System
            Revenue
            Series '95A AMT
            VRDN
     2,500  11/15/17 (b)............       3.95                    2,500,000
            Brazos River Authority
            (Dow Chemical Co.
            Project) Series '96
            AMT VRDN
     1,000  4/01/26 (b).............       5.30                    1,000,000
            Calhoun County IDA
            (Formosa Plastics Corp.)
            Series '94 AMT
            VRDN
     4,000  11/01/15 (b)............       4.00                    4,000,000
            Galveston IDR
            (Mitchell Project)
            Series '93A AMT
            VRDN
     5,200  9/01/13 (b).............       4.15                    5,200,000
            Gulf Coast IDA
            (Gruma Corp. Project)
            AMT VRDN
     6,440  11/01/09 (b)............       4.10                    6,440,000
            Midlothian Industrial
            Development PCR
            (Box-Crow Cement Co.)
            VRDN
     9,500  12/01/09 (b)............       4.20                    9,500,000
            Panhandle Plains
            Student Loan Revenue
            Series '97Y AMT
            VRDN
     6,700  10/01/02 (b)............       3.95                    6,700,000
            Port Beaumont IDR
            (EPCO Carbondioxide
            Products) Series '98
            AMT VRDN
     5,000  5/01/08 (b).............       4.25                    5,000,000
            San Antonio IDA
            (Gruma Corp. Project)
            AMT VRDN
     4,095  11/01/09 (b)............       4.10                    4,095,000
            Texas TRAN
    24,000  8/31/99 ................       2.98                   24,231,846
                                                             ---------------
                                                                  68,666,846
                                                             ---------------
            UTAH-5.1%
            Clinton City MFHR
            (Country Pines)
            Series '97 AMT
            VRDN
     2,900  8/01/19 (b).............       4.10                    2,900,000
            Salt Lake City Airport
            Revenue
            Series '96A AMT
            VRDN
    27,632  6/27/01 (b).............       4.10                   27,632,000

                                    Alliance Municipal Trust - General Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                   Yield                        Value
--------------------------------------------------------------------------------
            Salt Lake County IDR
            (SPS Technologies Inc.
            Project)
            AMT VRDN
$    4,500  12/01/12 (b)............       4.20%             $     4,500,000
            Salt Lake County
            Solid Waste
            (Kennecott Copper)
            AMT VRDN
     7,200  8/01/30 (b).............       4.20                    7,200,000
            Utah HFA SFMR
            Series '98-2 AMT
            VRDN
    12,245  7/01/32 (b).............       4.15                   12,245,000
            Utah HFA SFMR
            Series 4 AMT VRDN
    13,900  7/01/32 (b).............       4.15                   13,900,000
                                                             ---------------
                                                                  68,377,000
                                                             ---------------
            VERMONT-0.4%
            Vermont HEFA
            (Capital Asset Finance
            Program) Series '97-2
            VRDN
     5,920  6/01/27 (b).............       4.10                    5,920,000
                                                             ---------------
            VIRGINIA-2.2%
            Henrico County IDA
            (White Oak
            Semiconductor-A)
            AMT VRDN
    10,844  10/01/27 (b)............       4.20                   10,844,000
            Henrico County IDA
            (White Oak
            Semiconductor-B)
            AMT VRDN
    10,000  10/01/27 (b)............       4.20                   10,000,000
            King George County
            Solid Waste
            (Garnet of Virginia, Inc.)
            Series '96 AMT
            VRDN
     8,790  9/01/21 (b)......       4.05                    8,790,000
                                                             ---------------
                                                                  29,634,000
                                                             ---------------
            WASHINGTON-6.5%
            Port of Port Angeles IDR
            (Daishowa America
            Project) Series '91 AMT
            VRDN
    11,200  6/01/06 (b).............       4.10                   11,200,000
            Port of Port Angeles
            IDR
            (Daishowa America
            Project) Series '92 AMT
            VRDN
    14,550  12/01/07 (b)............       4.10                   14,550,000
            Port of Port Angeles IDR
            (Daishowa America
            Project) Series '92B
            AMT VRDN
     5,500  8/01/07 (b).............       4.10                    5,500,000
            Washington HFA MFHR
            (Larkin Place Apts.)
            Series '96 AMT VRDN
     5,565  7/01/28 (b).............       4.00                    5,565,000
            Washington HFA MFHR
            (LTC Properties Inc.
            Project) AMT VRDN
     2,095  12/01/15 (b)............       4.10                    2,095,000
            Washington HFA MFHR
            (Marketplace Apts.)
            Series '97A AMT
            VRDN
     6,020  7/01/29 (b).............       4.00                    6,020,000
            Washington HFA MFHR
            (Merrill Gardens Apts.)
            Series '97A AMT
            VRDN
     2,000  7/01/22 (b).............       4.30                    2,000,000
            Washington Housing
            Authority HFA MFHR
            (Twin Ponds) Series '98A
            AMT VRDN
     4,515  2/01/28 (b).............       4.00                    4,515,000
            Washington Housing
            Finance Commission
            MFHR
            (Assisted Living
            Concepts)
            AMT VRDN
     6,400  1/01/17 (b).............       4.10                    6,400,000
            Washington Housing
            Finance Commission
            MFHR
            (Brittany Park Project)
            Series A AMT VRDN
     5,000  10/01/21 (b)............       4.10                    5,000,000

                                    Alliance Municipal Trust - General Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                   Yield                        Value
--------------------------------------------------------------------------------
            Washington Housing
            Finance Commission
            MFHR
            (Evergreen Ridge Apts.
            Project) AMT VRDN
$    2,355  12/01/24 (b)............       4.30%             $     2,355,000
            Washington Housing
            Finance Commission
            MFHR
            (Hamilton Place)
            AMT VRDN
     3,000  7/01/28 (b).............       4.00                    3,000,000
            Washington Housing
            Finance Commission
            MFHR
            (Heatherstone Apts.)
            Series '95 AMT
            VRDN
     9,435  7/01/25 (b).............       4.00                    9,435,000
            Washington Housing
            Finance Commission
            MFHR
            (Oxford Square Apts.)
            Series '98A AMT
            VRDN
     2,250  12/01/28 (b)............       4.10                    2,250,000
            Washington Housing
            Finance Commission
            MFHR
            (Pacific Inns Apts.
            Project) Series A AMT
            VRDN
     2,575  5/01/28 (b).............       4.10                    2,575,000
            Washington Housing
            Finance Commission
            MFHR
            (Sherwood Springs Apts.)
            AMT VRDN
     3,720  9/01/27 (b).............       4.30                    3,720,000
            Yakima County IDR
            (Can-Am Millwork, Ltd.)
            AMT VRDN
     1,315  12/01/14 (b)............       4.25                    1,315,000
                                                             ---------------
                                                                  87,495,000
                                                             ---------------
            WEST VIRGINIA-1.9%
            Marion County
            (Grant Town Cogeneration
            Project) AMT VRDN
     5,900  10/01/17 (b)............       4.00                    5,900,000
            Marion County Solid
            Waste
            (Grant Town Cogeneration
            Project) Series '92A
            AMT VRDN
     7,200  10/01/17 (b)............       4.20                    7,200,000
            Putnam County Solid
            Waste
            (Toyota Motor
            Manufacturing Project)
            Series '98 A AMT
            VRDN
    12,600  6/01/28 (b).............       4.15                   12,600,000
                                                             ---------------
                                                                  25,700,000
                                                             ---------------
            WISCONSIN-1.1%
            Ladysmith Solid Waste
            (Cityforest Corp. Project)
            Series '98 AMT VRDN
     7,500  3/01/28 (b).............       4.10                    7,500,000
            Manitowoc IDR
            (THT Enterprise)
            Series '97 AMT VRDN
     5,000  5/01/17 (b).............       4.20                    5,000,000
            Onalaska IDR
            (Empire Screen Printing)
            Series '98 AMT VRDN
     2,200  5/01/18 (b).............       4.20                    2,200,000
                                                             ---------------
                                                                  14,700,000
                                                             ---------------
            WYOMING-0.5%
            Wyoming Community
            Development Authority
            MFHR
            (Mountainside) Series A
            FSA AMT VRDN
     7,300  9/01/28 (b).............       4.05                    7,300,000
                                                             ---------------
            Total Municipal Bonds
            (amortized cost
            $1,246,886,772).........                           1,246,886,772
                                                             ---------------
            COMMERCIAL PAPER-8.5%
            ARIZONA-2.3%
            Maricopa County PCR
            (Southern California
            Edison Project) Series F
    15,000  1/13/99 ................       3.60                   14,999,231

                                    Alliance Municipal Trust - General Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                   Yield                        Value
--------------------------------------------------------------------------------
            Salt River Agricultural
            (Improvement & Power
            District)
$   16,200  3/01/99 ................       3.00%             $    16,200,000
                                                             ---------------
                                                                  31,199,231
                                                             ---------------
            COLORADO-0.4%
            Denver County Airport
            Revenue
            Series A AMT
     5,400  4/09/99 ................       3.00                    5,400,000
                                                             ---------------
            ILLINOIS-1.8%
            Illinois Educational
            Facility Authority
            (Pooled Financing
            Authority)
     5,700  4/08/99 ................       3.05                    5,700,000
            Illinois Health Facility
            Authority
            (Victory Health) Series '97
    18,550  1/11/99 ................       3.50                   18,550,000
                                                             ---------------
                                                                  24,250,000
                                                             ---------------
            MISSOURI-0.8%
            Missouri Health &
            Educational Facilities
            (Stowers Institute) Series '98
    10,000  1/13/99 ................       3.30                   10,000,000
                                                             ---------------
            SOUTH CAROLINA-0.7%
            South Carolina Public
            Service Authority
     9,700  2/26/99 ................       3.05                    9,700,000
                                                             ---------------
            TEXAS-2.5%
            Calhoun County
    19,500  2/23/99 ................       3.05                   19,500,000
            City of Austin GO
            Series A
    10,000  2/01/99 ................       3.45                   10,000,000
            Dallas Area Rapid Transit
            (Sales Tax Revenue)
            Series A
     4,665  4/01/99 ................       3.00                    4,665,000
                                                             ---------------
                                                                  34,165,000
                                                             ---------------
            Total Commercial Paper
            (amortized cost
            $114,714,231)...........                             114,714,231
                                                             ---------------
            TOTAL INVESTMENTS-101.0%
            (amortized cost
            $1,361,601,003).........                           1,361,601,003
            Other assets less
            liabilities-(1.0%)......                             (13,845,794)
                                                             ---------------
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            1,349,672,999 shares
            outstanding)............                         $ 1,347,755,209
                                                             ===============

--------------------------------------------------------------------------------
(a) All securities either mature or their interest rate changes in one year or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

    Glossary of Terms:

    AMT   Alternative Minimum Tax
    BAN   Bond Anticipation Note
    COP   Certificate of Participation
    FSA   Financial Security Assurance
    GO    General Obligation
    HEFA  Housing & Educational Facility Authority
    HFA   Housing Finance Agency/Authority
    IDA   Industrial Development Authority
    IDB   Industrial Development Board
    IDR   Industrial Development Revenue
    MFHR  Multi-Family Housing Revenue
    PCR   Pollution Control Revenue
    SFMR  Single Family Mortgage Revenue
    SWR   Solid Waste Revenue
    TRAN  Tax & Revenue Anticipation Note

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended December 31, 1998 (unaudited)
                                    Alliance Municipal Trust - General Portfolio
================================================================================

INVESTMENT INCOME
   Interest.............................................................                        $   23,664,260
EXPENSES
   Advisory fee (Note B)................................................    $    3,352,956
   Distribution assistance and administrative service (Note C)..........         2,747,576
   Transfer agency (Note B).............................................           279,594
   Registration fees....................................................           153,207
   Custodian fees.......................................................           108,402
   Printing.............................................................            53,706
   Audit and legal fees.................................................            12,906
   Trustees' fees.......................................................             1,840
   Miscellaneous........................................................             3,980
                                                                            --------------
   Total expenses.......................................................                             6,714,167
                                                                                                --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS..............................                        $   16,950,093
                                                                                                ==============

--------------------------------------------------------------------------------
See notes to financial statements.

STATEMENT OF CHANGES
IN NET ASSETS                       Alliance Municipal Trust - General Portfolio
================================================================================

                                                                            Six Months Ended
                                                                            December 31, 1998     Year Ended
                                                                               (unaudited)       June 30, 1998
                                                                            ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income................................................    $   16,950,093      $   33,462,474
   Net realized gain on investment transactions.........................                -0-                 81
   Net change in unrealized appreciation of investments.................                -0-             (6,527)
                                                                            --------------      --------------
   Net increase in net assets from operations...........................        16,950,093          33,456,028
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income................................................       (16,950,093)        (33,462,474)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (Note E)................................................       151,787,328         216,455,594
                                                                            --------------      --------------
   Total increase.......................................................       151,787,328         216,449,148
NET ASSETS
   Beginning of year....................................................     1,195,967,881         979,518,733
                                                                            --------------      --------------
   End of period........................................................    $1,347,755,209      $1,195,967,881
                                                                            ==============      ==============

--------------------------------------------------------------------------------
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 1998 (unaudited)       Alliance Municipal Trust - General Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio (the "Portfolio"), Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio and Alliance Municipal Trust-Massachusetts Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders.
Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the six months ended December 31, 1998, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. No reimbursement was required for the six months ended December 31, 1998.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $99,969 for the six months ended December 31, 1998.

NOTES TO FINANCIAL STATEMENTS
(continued)                         Alliance Municipal Trust - General Portfolio
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of up to .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 1998, the distribution fee amounted to $1,678,542. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 1998, such payments by the Portfolio amounted to $1,069,034 of which $54,000 was paid to the Adviser.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At December 31, 1998, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1998 the Portfolio had a capital loss carryforward of $1,907,790, of which $1,127 expires in 2001, $134,924 expires in 2002, $4,619 expires in 2003 and $1,767,120 expires in the year 2004.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At December 31, 1998, capital paid-in aggregated $1,349,662,999. Transactions, all at $1.00 per share, were as follows:

                                                                            Six Months Ended      Year Ended
                                                                            December 31, 1998      June 30,
                                                                               (unaudited)           1998
                                                                            ----------------   ----------------
Shares sold.............................................................     1,412,235,675       4,949,415,097
Shares issued on reinvestments of dividends.............................        16,950,093          33,462,474
Shares redeemed.........................................................    (1,277,398,440)     (4,766,421,977)
                                                                            --------------      --------------
Net increase............................................................       151,787,328         216,455,594
                                                                            ==============      ==============

FINANCIAL HIGHLIGHTS                Alliance Municipal Trust - General Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                           Six Months
                                             Ended
                                          December 31,                Year Ended June 30,
                                             1998        -------------------------------------------------
                                          (unaudited)     1998      1997      1996      1995         1994
                                          -----------    ------    ------    ------    ------       ------
Net asset value, beginning of year .......  $ 1.00       $ 1.00    $ 1.00    $ 1.00    $ 1.00       $ 1.00
                                            ------       ------    ------    ------    ------       ------
Income From Investment Operations
Net investment income ....................    .013         .028      .028      .029      .028(a)      .018(a)
Net realized and unrealized loss on
   investments ...........................     -0-          -0-       -0-       -0-     (.003)         -0-
                                            ------       ------    ------    ------    ------       ------
Net increase in net asset value from
   operations ............................    .013         .028      .028      .029      .025         .018
                                            ------       ------    ------    ------    ------       ------
Add: Capital Contributions
Capital contributed by the Adviser .......     -0-          -0-       -0-       -0-      .003          -0-
                                            ------       ------    ------    ------    ------       ------
Less: Dividends
Dividends from net investment income .....   (.013)       (.028)    (.028)    (.029)    (.028)       (.018)
                                            ------       ------    ------    ------    ------       ------
Net asset value, end of period ...........  $ 1.00       $ 1.00    $ 1.00    $ 1.00    $ 1.00       $ 1.00
                                            ======       ======    ======    ======    ======       ======
Total Return
Total investment return based on net
   asset value (b) .......................    2.54%(c)     2.85%     2.81%     2.93%     2.83%(d)     1.81%
Ratios/Supplemental Data
Net assets, end of period (in millions) ..  $1,348       $1,196      $980    $1,148    $1,189       $1,134
Ratios to average net assets of:
   Expenses, net of waivers and
     reimbursements ......................    1.00%(c)      .98%      .94%      .95%      .94%         .92%
   Expenses, before waivers and
     reimbursements ......................    1.00%(c)      .98%      .94%      .95%      .95%         .94%
   Net investment income .................    2.52%(c)     2.81%     2.76%     2.90%     2.78%(a)     1.80%(a)

--------------------------------------------------------------------------------
(a) Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(c) Annualized.

(d) The capital contribution by the Adviser had no effect on total return.

                                                              -----------------
                                                                  BULK RATE
Alliance Municipal Trust - General Portfolio                    U.S. POSTAGE
1345 Avenue of the Americas, New York, NY 10105                      PAID
Toll free 1 (800) 221-5672                                      New York, NY
                                                               Permit No. 7131
                                                              -----------------

Yields. For current recorded yield information on Alliance Municipal Trust, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

|1| |#| |1| |#| |6| |4| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
------------------------------------------------------------

AllianceCapital [LOGO](R)

Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMTSR